Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Differences Between Income Taxes

The following reconciles the differences between income taxes computed at the federal income tax rate and the provision for income taxes:

	Year Ended December 31,
	2015	2014	2013
Expected income tax benefit at the federal statutory rate	34.0%	34.0%	34.0%
State taxes, net of federal benefit	(0.8)	3.7	1.5
Change in effective tax rate	(0.9)	1.3	0.0
Non-deductible items and other	(0.5)	0.4	(2.1)
Federal and state credits	(0.7)	1.2	2.0
Change in valuation allowance	(31.10)	(40.60)	(35.40)
Total	0.0%	0.0%	0.0%

Schedule of Deferred Tax Assets

The principal components of the Company’s net deferred tax assets consisted of the following at December 31, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2015	2014
Net operating loss carryforwards	$60,979	$46,024
Research and development tax credits	1,731	2,441
Reserves and accruals	966	724
Other	2,433	2,948
Total deferred tax assets	66,109	52,137
Valuation allowance	(66,109)	(52,137)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits

At December 31, 2015 and 2014, the Company’s unrecognized tax benefits consist of the following:

	Year Ended December 31,
	2015	2014
Unrecognized tax benefit, beginning of period	$—	$—
Gross increases — current year tax positions	130	—
Gross decreases — current year tax positions	—	—
Gross increases — prior year tax positions	612	—
Unrecognized tax benefit, end of period	$742	$—